Other current assets and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets and other current liabilities
Summary of other current assets

	As of	As of
	December 31,	December 31,
	2021	2022
Other financial assets
Reserves at CBR*	593	63
Option received from ADAH (Note 6)	—	470
Restricted cash accounts	—	2,015
Less: Allowance for ECL	—	(1,404)
Total other financial assets	593	1,144
Other non-financial assets
Prepaid expenses	353	191
Costs of obtaining a contract	273	455
Other	43	169
Total other current assets	1,262	1,959
*	Banks are currently required to place mandatory reserves with the CBR to be held in non-interest bearing accounts. Such mandatory reserves are established by the CBR for liabilities in RUR and in foreign currency according to its monetary policy. The amount is excluded from cash and cash equivalents for the purposes of the consolidated statement of cash flows and does not have a repayment date.

Summary of other current liabilities

	As of	As of
	December 31,	December 31,
	2021	2022
Contract liability related to guarantees issued	1,185	1,157
Deferred income	138	131
Income tax payable	22	166
Other	13	67
Total other current liabilities	1,358	1,521